Income Tax (Details Narrative) (10-K) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Change in valuation allowance			$ 341,300
Net operating losses	$ (1,442,600)	$ (916,600)	$ (3,490,700)	$ (158,400)
Limitations on use			These NOLs will not expire but are limited to 80% of taxable income, due to the CARES Act.
Federal [Member]
Net operating losses			$ 8,500,000